UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-02120
SECURITY INCOME FUND
(Exact name of registrant as specified in charter)
ONE SECURITY BENEFIT PLACE, TOPEKA, KANSAS 66636-0001
(Address of principal executive offices) (Zip code)
RICHARD M. GOLDMAN, PRESIDENT
SECURITY INCOME FUND
ONE SECURITY BENEFIT PLACE
TOPEKA, KANSAS 66636-0001
(Name and address of agent for service)
Registrant’s telephone number, including area code: (785) 438-3000
Date of fiscal year end: December 31
Date of reporting period: September 30, 2009
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Schedule of Investments.

Schedule of Investments	Security Income Fund
September 30, 2009	U.S. Intermediate Bond Series

	Principal
	Amount	Value
CONVERTIBLE BONDS — 0.0%
Brokerage — 0.0%
E*Trade Financial Corporation
0.00%, 2011[1]	$25,000	$42,281

TOTAL CONVERTIBLE BONDS (cost $25,163)		$42,281

	Principal
	Amount	Value
CORPORATE BOND — 36.4%
Automotive — 0.0%
Ford Motor Company
7.45%, 2031[1]	4,000	3,240
General Motors Acceptance Corporation
6.88%, 2011[1]	12,000	11,293
Sonic Automotive, Inc.
8.63%, 2013[1]	23,000	21,965

		36,498

Banking — 2.6%
BOI Capital Funding No. 2, LP
5.57%, 2049[1,2,3,4]	350,000	140,000
Kaupthing Bank HF
3.49%, 2010[1,3,4,5]	5,000,000	1,062,500
Standard Chartered plc
6.41%, 2049[1,2,3,4]	3,250,000	2,502,500

		3,705,000

Brokerage — 0.4%
Citigroup, Inc.
6.38%, 2014[1]	500,000	516,945

Building Materials — 0.2%
CRH America, Inc.
6.95%, 2012[1]	300,000	321,381
Legrand France S.A.
8.50%, 2025[1]	20,000	18,703

		340,084

Chemicals — 1.1%
Geo Specialty Chemicals
7.50%, 2015[1,2]	10,986	5,493
Mosaic Global Holdings, Inc.
7.38%, 2018[1]	18,000	19,407
PPG Industries, Inc.
7.40%, 2019[1]	350,000	399,777
Praxair, Inc.
5.20%, 2017[1]	1,050,000	1,125,567

		1,550,244

Communications — Other — 3.2%
Omnicom Group, Inc.
6.25%, 2019[1]	4,000,000	4,315,039

Construction Machinery — 0.0%
United Rentals North America, Inc.
7.00%, 2014[1]	44,000	38,280

Consumer Cyclical — Other — 1.5%
Johns Hopkins University
5.25%, 2019[1]	2,000,000	2,139,880

Diversified Manufacturing — 1.9%
ITT Corporation
4.90%, 2014[1]	2,500,000	2,606,890

	Principal
	Amount	Value
CORPORATE BOND — 36.4% (continued)
Electric — 0.8%
AES Corporation
8.75%, 2013[1,3,4]	$26,000	$26,488
Allegheny Energy Supply Company LLC
8.25%, 2012[1,3,4]	65,000	71,603
Arizona Public Service Company
6.38%, 2011[1]	300,000	318,493
Cincinnati Gas & Electric
5.70%, 2012[1]	300,000	326,771
DPL, Inc.
6.88%, 2011[1]	25,000	26,919
NorthWestern Corporation
5.88%, 2014[1]	14,000	14,754
Oncor Electric Delivery Company
6.38%, 2015[1]	300,000	332,523
PSEG Energy Holdings LLC
8.50%, 2011[1]	34,000	36,003

		1,153,554

Entertainment — 0.3%
AMC Entertainment, Inc.
8.00%, 2014[1]	46,000	44,390
Universal City Development Partners, Ltd.
11.75%, 2010[1]	44,000	44,330
Walt Disney Company
4.50%, 2013[1]	300,000	320,163

		408,883

Environmental — 0.1%
Allied Waste North America, Inc.
5.75%, 2011[1]	50,000	51,914
Browning-Ferris Industries, Inc.
9.25%, 2021[1]	20,000	24,499

		76,413

Financial — Other — 1.6%
AAC Group Holding Corporation
10.25%, 2012[1,3]	5,000	4,800
Affinia Group, Inc.
9.00%, 2014[1]	30,000	28,500
Berkshire Hathaway Finance Corporation
4.75%, 2012[1]	1,000,000	1,070,645
BP Capital Markets plc
5.25%, 2013[1]	1,000,000	1,095,429
PXRE Capital Trust I
8.85%, 2027[6]	31,000	26,195

		2,225,569

Financial Companies — Noncaptive Consumer — 0.2%
General Motors Acceptance Corporation
6.75%, 2014[1]	26,000	21,905
8.00%, 2031[1]	124,000	99,133
Residential Capital LLC
8.50%, 2012[1]	350,000	225,750

		346,788

Financial Companies — Noncaptive Diversified — 0.8%
General Electric Capital Corporation
6.00%, 2012[1]	1,000,000	1,071,024

Schedule of Investments	Security Income Fund
September 30, 2009	U.S. Intermediate Bond Series

	Principal
	Amount	Value
CORPORATE BOND — 36.4% (continued)
Food & Beverage — 1.4%
Brown-Forman Corporation
5.00%, 2014[1]	$1,000,000	$1,067,080
General Mills, Inc.
5.70%, 2017[1]	800,000	870,451
Harry & David Operations Corporation
5.36%, 2012[1,2]	12,000	5,460
Viskase Companies, Inc.
11.50%, 2011[1]	30,000	26,550

		1,969,541

Gaming — 0.0%
155 East Tropicana LLC
8.75%, 2012[5,6]	25,000	6,375

Health Care — 0.0%
Tenet Healthcare Corporation
6.38%, 2011[1]	12,000	12,024
9.25%, 2015[1]	58,000	60,538

		72,562

Home Construction -0.0%
Beazer Homes USA, Inc.
8.63%, 2011[1]	22,000	20,680
8.38%, 2012[1]	27,000	23,625

		44,305

Independent Energy — 1.9%
Devon Financing Corporation ULC
6.88%, 2011[1]	2,300,000	2,502,244
Stone Energy Corporation
8.25%, 2011[1]	57,000	53,580
Whiting Petroleum Corporation
7.25%, 2012[1]	10,000	10,000
7.25%, 2013[1]	4,000	3,990

		2,569,814

Insurance — Property & Casualty — 0.7%
RenaissanceRe Holdings, Ltd.
5.88%, 2013[1]	1,000,000	1,026,071
TIG Holdings, Inc.
8.60%, 2027[1,3,4]	34,000	24,650

		1,050,721

Lodging — 0.0%
Starwood Hotels & Resorts Worldwide, Inc.
7.38%, 2015[1]	25,000	24,625

Media — Cable — 0.1%
Echostar DBS Corporation
6.63%, 2014[1]	19,000	18,478
Shaw Communications, Inc.
8.25%, 2010[1]	54,000	55,890

		74,368

Media — Non Cable — 0.0%
Cenveo Corporation
7.88%, 2013[1]	33,000	26,483
Sinclair Broadcast Group, Inc.
8.00%, 2012[1]	4,000	3,540

		30,023

Metals & Mining — 0.0%
Ispat Inland ULC
9.75%, 2014[1]	38,000	39,805

	Principal
	Amount	Value
CORPORATE BOND — 36.4% (continued)
Metals & Mining — 0.0% (continued)
Trimas Corporation
9.88%, 2012[1]	$31,000	$27,978

		67,783

Natural Gas Pipelines — 1.6%
Express Pipeline, LP
6.47%, 2013[1,3,4]	110,133	111,934
Transcontinental Gas Pipe Line Corporation
7.00%, 2011[1]	2,000,000	2,164,108
Williams Companies, Inc.
8.75%, 2032[1]	24,000	27,522

		2,303,564

Packaging — 0.0%
Constar International, Inc.
3.82%, 2012[1,2,4]	15,000	12,600

Paper — 0.0%
Georgia-Pacific Corporation
8.00%, 2024[1]	51,000	50,490

Pharmaceuticals — 4.9%
AstraZeneca plc
5.90%, 2017[1]	1,250,000	1,398,608
GlaxoSmithKline Capital, Inc.
4.85%, 2013[1]	1,500,000	1,611,499
Novartis Securities Investment, Ltd.
5.13%, 2019[1]	1,500,000	1,596,839
Wyeth
5.50%, 2013[1]	2,000,000	2,165,075

		6,772,021

Railroads — 0.0%
Grupo Transportacion Ferroviaria Mexicana S.A. DE CV
9.38%, 2012[1]	35,000	35,525

Retailers — 0.0%
Foot Locker, Inc.
8.50%, 2022[1]	25,000	23,625
Toys R US, Inc.
7.38%, 2018[1]	21,000	18,270

		41,895

Services — 0.0%
Cornell Companies, Inc.
10.75%, 2012[1]	30,000	30,600

Technology — 0.8%
Lucent Technologies, Inc.
6.45%, 2029[1]	55,000	41,869
Microsoft Corporation
2.95%, 2014[1]	1,000,000	1,013,472
Nortel Networks Corporation
6.88%, 2023[1,5]	31,000	8,680
Sanmina-SCI Corporation
6.75%, 2013[1]	66,000	62,700

		1,126,721

Telecommunications — Wireless — 2.1%
AT&T, Inc.
4.85%, 2014[1]	700,000	744,586

Schedule of Investments	Security Income Fund
September 30, 2009	U.S. Intermediate Bond Series

	Principal
	Amount	Value
CORPORATE BOND — 36.4% (continued)
Telecommunications — Wireless — 2.1% (continued)
Millicom International Cellular S.A.
10.00%, 2013[1]	$42,000	$43,575
Nextel Communications, Inc.
7.38%, 2015[1]	65,000	58,338
Vodafone Group plc
5.50%, 2011[1]	2,000,000	2,124,277

		2,970,776

Telecommunications — Wirelines — 1.7%
AT&T Corporation
7.30%, 2011[1]	37,000	40,984
8.00%, 2031[1]	37,000	46,103
BellSouth Corporation
6.00%, 2011[1]	2,000,000	2,159,850
Cincinnati Bell, Inc.
7.25%, 2013[1]	9,000	9,135
8.38%, 2014[1]	71,000	71,355
Qwest Corporation
3.55%, 2013[1,2]	10,000	9,350
Securus Technologies, Inc.
11.00%, 2011[1]	18,000	15,300

		2,352,077

Transportation — Other — 0.4%
United Parcel Service, Inc.
3.88%, 2014[1]	500,000	524,247

Transportation Services — 0.0%
Ship Finance International, Ltd.
8.50%, 2013[1]	46,000	43,873

U.S. Banking — 4.6%
American Express Bank FSB
3.15%, 2011[1]	1,000,000	1,038,167
JPMorgan Chase & Company
4.65%, 2014[1]	2,500,000	2,607,465
6.30%, 2019[1]	1,000,000	1,091,727
Morgan Stanley
6.00%, 2014[1]	500,000	532,303
Wells Fargo & Company
4.38%, 2013[1]	1,000,000	1,032,630

		6,302,292

Utility — Other — 1.5%
American Water Capital Corporation
6.09%, 2017[1]	2,000,000	2,106,878

TOTAL CORPORATE BOND (cost $53,606,846)		$51,114,767

	Principal
	Amount	Value
PREFERRED STOCK — 0.4%
Insurance Brokers — 0.4%
Woodbourne Capital Trust I
1.53%, 2049[2,3,6,7]	950,000	153,045
Woodbourne Capital Trust II
1.57%, 2049[2,3,6,7]	950,000	153,045
Woodbourne Capital Trust III
1.58%, 2049[2,3,6,7]	950,000	153,045

	Principal
	Amount	Value
PREFERRED STOCK — 0.4% (continued)
Insurance Brokers — 0.4% (continued)
Woodbourne Capital Trust IV
1.58%, 2049[2,3,6,7]	$950,000	$153,045

		612,180

TOTAL PREFERRED STOCK (cost $3,818,354)		$612,180

	Principal
	Amount	Value
MORTGAGE BACKED SECURITIES — 8.3%
Other Non-Agency — 8.3%
C.M.O.’s — 8.3%
Chase Mortgage Finance Corporation
2005-A1 2A2, 5.24%, 2035[1,2]	$769,238	$671,122
Countrywide Alternative Loan Trust
2005-30CB, 0.55%, 2035[1,2]	2,720,955	1,159,729
Harborview Mortgage Loan Trust
2005-9, 0.59%, 2035[1,2]	1,070,740	604,219
Homebanc Mortgage Trust
2006-1, 3.88%, 2037[1,2]	811,559	509,496
JP Morgan Alternative Loan Trust
2006-S3, 6.00%, 2036[1]	6,671,000	3,958,454
JP Morgan Mortgage Trust
2006-A3, 5.07%, 2036[1,2]	169,595	156,602
2007-A2 , 6.03%, 2037[1,2]	5,000,000	3,460,581
Master Adjustable Rate Mortgages Trust
2003-5, 3.28%, 2033[1,2]	1,386,905	1,148,815

		11,669,018

		11,669,018

U.S. Government Sponsored Agencies — 0.0%
C.M.O.’s — 0.0%
Federal National Mortgage Association
FNR 1990-108 G, 7.00%, 2020[1]	25,972	28,310

		28,310

U.S. Government Sponsored Securities — 0.0%
Pass Through’s — 0.0%
Government National Mortgage Association
G2 1849, 8.50%, 2024[1]	3,245	3,720
#518436, 7.25%, 2029[1]	18,495	20,580

		24,300

		24,300

TOTAL MORTGAGE BACKED SECURITIES (cost $18,589,168)		$11,721,628

	Principal
	Amount	Value
ASSET BACKED SECURITIES — 5.2%
Home Equity Loans — 5.2%
Ameriquest Mortgage Securities, Inc.
2005-R7, 0.51%, 2035[1,2]	$444,847	$430,291
Asset Backed Securities Corporation Home Equity
2005-HE6, 0.74%, 2035[1,2]	5,000,000	4,181,551

Schedule of Investments	Security Income Fund
September 30, 2009	U.S. Intermediate Bond Series

	Principal
	Amount	Value
ASSET BACKED SECURITIES — 5.2% (continued)
Home Equity Loans — 5.2% (continued)
Credit-Based Asset Servicing and Securitization LLC
2004-CB4, 5.50%, 2035[1]	$372,341	$365,860
2005-CB5, 0.51%, 2035[1,2]	1,117,265	913,047
Residential Asset Mortgage Products, Inc.
2005-RS7, 0.52%, 2035[1,2]	1,169,250	1,004,783
Residential Asset Securities Corporation
2005-KS7, 0.48%, 2035[1,2]	335,907	322,123
Structured Asset Investment Loan Trust
2005-HE3, 0.50%, 2035[1,2]	144,829	143,477

		$7,361,132

TOTAL ASSET BACKED SECURITIES (cost $8,588,620)		$7,361,132

	Principal
	Amount	Value
U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES — 17.6%
Federal Home Loan Bank
3.00%, 6/11/2010[1]	$10,000,000	$10,180,530
1.25%, 10/14/2010[1]	4,000,000	4,027,908
3.63%, 10/18/2013[1]	3,000,000	3,159,918
Federal Home Loan Mortgage Corporation
4.75%, 1/19/2016[1]	5,000,000	5,452,840
3.75%, 3/27/2019[1]	2,000,000	2,000,976

TOTAL U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES (cost $24,594,527)		$24,822,172

	Principal
	Amount	Value
U.S. GOVERNMENT SECURITIES — 25.8%
U.S. Treasury Notes
0.88%, 3/31/2011[1]	$8,000,000	$8,026,871
1.38%, 3/15/2012[1]	6,000,000	6,029,064
1.38%, 5/15/2012[1]	4,000,000	4,013,436
2.75%, 2/28/2013[1]	5,500,000	5,710,117
3.50%, 5/31/2013	4,500,000	4,783,010
2.38%, 3/31/2016[1]	4,000,000	3,893,436
2.75%, 2/15/2019[1]	4,000,000	3,817,188

TOTAL U.S. GOVERNMENT SECURITIES (cost $36,237,267)		$36,273,122

	Principal
	Amount	Value
REPURCHASE AGREEMENT — 5.7%
UMB Financial Corp, 0.05%, dated 9/30/09, matures 10/01/09; repurchase amount $8,087,011 (Collateralized by U.S. Treasury Bill, 6/17/10 & GNR, 3.50%, 3/20/37 with a combined value of $8,249,117)[1]	$8,087,000	$8,087,000

TOTAL REPURCHASE AGREEMENT (cost $8,087,000)		$8,087,000

Value
Total Investments — 99.4% [8] (cost $153,546,945)	$140,034,282
Cash & Other Assets, Less Liabilities — 0.6%	843,399

Total Net Assets — 100.0%	$140,877,681

For federal income tax purposes the identified cost of investments owned at September 30, 2009 was $154,092,132.
plc   Public Limited Company

[1]	Value determined based on Level 2 inputs established by ASC 820.

[2]	Variable rate security. Rate indicated is rate effective at September 30, 2009.

[3]	Security was acquired through a private placement.

[4]	Security is a 144A or Section 4(2) security. The total market value of 144A or Section 4(2) securities is $3,952,275 (cost $8,828,416), or 2.8% of total net assets.

[5]	Security is in default of interest and/or principal obligations.

[6]	Value determined based on Level 3 inputs established by ASC 820.

[7]	Security was fair valued by the Valuation Committee at September 30, 2009. The total market value of fair valued securities amounts to $612,180, (cost $3,818,354) or 0.4% of total net assets.

[8]	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by ASC 820.

Schedule of Investments September 30, 2009	Security Income Fund High Yield Series

	Shares	Value
COMMON STOCKS — 0.0%
Mortgage REIT’s — 0.0%
Bimini Capital Management, Inc. 1,*	15,250	$4,270

TOTAL COMMON STOCKS (cost $225,975)		$4,270

	Shares	Value
PREFERRED STOCK — 0.1%
Department Stores — 0.1%
Sears Holdings Corporation
7.00%, 7/15/2042*	3,200	$33,100
7.40%, 2/1/2043*	7,500	80,860

		113,960

Thrifts & Mortgage Finance — 0.0%
Federal Home Loan Mortgage Corporation
8.38%, 12/31/2012*	17,000	30,770
Federal National Mortgage Association
8.25%, 12/31/2010*	12,000	19,320
4.38%, 5/13/2011	5,000	12,000

		62,090

TOTAL PREFERRED STOCK (cost $1,152,024)		$176,050

	Principal
	Amount	Value
CONVERTIBLE BONDS — 1.2%
Brokerage — 0.8%
E*Trade Financial Corporation
0.00%, 2011[2]	$750,000	$1,268,437

Health Care Services — 0.3%
Aspect Medical Systems, Inc.
2.50%, 2014[2]	275,000	270,531
Invacare Corporation
4.13%, 2027[2]	150,000	159,563

		430,094

Metals & Minerals — 0.1%
USEC, Inc.
3.00%, 2014[2]	150,000	103,875

TOTAL CONVERTIBLE BONDS (cost $1,281,205)		$1,802,406

	Principal
	Amount	Value
CORPORATE BOND — 84.2%
Airlines — 4.1%
Continental Airlines, Inc.
8.31%, 2011[2]	1,174,914	1,045,673
7.03%, 2011[2]	572,132	503,476
7.34%, 2014[2]	1,400,000	1,106,000
Delta Air Lines, Inc.
7.92%, 2010[2]	1,000,000	970,000
7.71%, 2011[2]	225,000	208,125
7.78%, 2012[2]	2,532,825	2,444,177

		6,277,451

Automotive — 6.2%
Affinia Group, Inc.
10.75%, 2016[2,3,4]	250,000	268,750

	Principal
	Amount	Value
CORPORATE BOND — 84.2% (continued)
Automotive — 6.2% (continued)
Ford Motor Credit Company LLC
7.50%, 2012[2]	$1,000,000	$960,167
8.00%, 2014[2]	1,400,000	1,345,396
8.00%, 2016[2]	1,000,000	927,766
General Motors Corporation
8.38%, 2033[2,5]	850,000	138,125
Goodyear Tire & Rubber Company
10.50%, 2016[2]	250,000	271,250
Metaldyne Corporation
11.00%, 2012[1,5,6]	500,000	—
Penske Auto Group, Inc.
7.75%, 2016[2]	650,000	599,625
Sonic Automotive, Inc.
8.63%, 2013[2]	1,790,000	1,709,449
4.25%, 2015[2,7]	1,200,000	1,186,500
5.00%, 2029[2]	1,200,000	1,309,500
TRW Automotive, Inc.
7.25%, 2014[2,3,4]	750,000	660,000

		9,376,528

Banking — 0.5%
FCB Capital Trust
8.05%, 2028[2]	50,000	42,866
Progress Capital Trust I
10.50%, 2027[2]	300,000	316,239
Rabobank Capital Funding II
5.26%, 2049[2,3,4,8]	500,000	400,000

		759,105

Brokerage — 3.1%
E*Trade Financial Corporation
7.88%, 2015[2]	1,850,000	1,628,000
Nuveen Investments, Inc.
5.00%, 2010[2]	1,600,000	1,536,000
10.50%, 2015[2,3,4]	1,850,000	1,600,250

		4,764,250

Chemicals — 0.7%
PolyOne Corporation
6.52%, 2010[2]	175,000	176,313
6.58%, 2011[2]	375,000	369,844
8.88%, 2012[2]	500,000	504,999

		1,051,156

Construction Machinery — 2.8%
Neff Corporation
10.00%, 2015[2]	100,000	10,000
RSC Equipment Rental, Inc.
9.50%, 2014[2]	2,400,000	2,316,000
United Rentals North America, Inc.
6.50%, 2012[2]	500,000	501,250
10.88%, 2016[2,3,4]	1,250,000	1,337,500

		4,164,750

Consumer Products — 1.0%
Hanesbrands, Inc.
4.59%, 2014[2,4,8]	100,000	87,750
Sealy Mattress Company
8.25%, 2014[2]	1,450,000	1,341,250
10.88%, 2016[2,3,4]	100,000	110,250

		1,539,250

Distributors — 0.1%
SemGroup, LP
8.75%, 2015[2,3,4,5]	1,300,000	84,500

Schedule of Investments September 30, 2009	Security Income Fund High Yield Series

	Principal
	Amount	Value
CORPORATE BOND — 84.2% (continued)
Electric — 1.1%
AES Red Oak LLC
8.54%, 2019[2]	$646,719	$609,533
East Coast Power LLC
7.07%, 2012[2]	36,143	37,763
NRG Energy, Inc.
8.50%, 2019[2]	1,000,000	1,001,250

		1,648,546

Entertainment — 1.3%
AMC Entertainment, Inc.
8.00%, 2014[2]	1,272,000	1,227,480
Speedway Motorsports, Inc.
6.75%, 2013[2]	350,000	345,625
8.75%, 2016[2,3,4]	100,000	104,000
WMG Acquisition Corporation
9.50%, 2016[2,3,4]	250,000	263,750

		1,940,855

Environmental — 0.1%
Casella Waste Systems, Inc.
9.75%, 2013[2]	100,000	92,500

Financial — Other — 1.0%
Harland Clarke Holdings Corporation
6.00%, 2015[2,8]	2,100,000	1,580,250

Financial Companies — Noncaptive Consumer — 2.0%
General Motors Acceptance Corporation
6.75%, 2014[2]	350,000	294,879
8.00%, 2031[2]	1,400,000	1,119,244
Nelnet, Inc.
7.40%, 2036[2,8]	1,500,000	1,096,754
Residential Capital LLC
8.88%, 2015[2]	700,000	451,500

		2,962,377

Financial Companies — Noncaptive Diversified — 0.6%
CIT Group, Inc.
5.00%, 2014[2]	750,000	479,084
International Lease Finance Corporation
5.65%, 2014[2]	600,000	460,519

		939,603

Food & Beverage — 1.7%
Constellation Brands, Inc.
7.25%, 2017[2]	1,050,000	1,044,750
Dole Food Company, Inc.
7.25%, 2010[2]	750,000	750,000
8.88%, 2011[2]	350,000	350,438
Harry & David Holdings, Inc.
9.00%, 2013[2]	600,000	414,000
Land O’ Lakes, Inc.
8.75%, 2011[2]	43,000	43,215

		2,602,403

Gaming — 6.3%
Boyd Gaming Corporation
7.13%, 2016[2]	925,000	814,000
Galaxy Entertainment Finance Company, Ltd.
9.88%, 2012[2,3,4]	2,025,000	1,964,249

	Principal
	Amount	Value
CORPORATE BOND — 84.2% (continued)
Gaming — 6.3% (continued)
Harrah’s Operating Company, Inc.
10.75%, 2016[2]	$750,000	$605,625
10.00%, 2018[2,3,4]	750,000	596,250
MGM Mirage
6.75%, 2012[2]	375,000	314,063
6.75%, 2013[2,4]	250,000	209,063
7.63%, 2017[2]	1,500,000	1,170,000
11.13%, 2017[2,3,4]	200,000	218,500
Mohegan Tribal Gaming Authority
7.13%, 2014[2]	1,000,000	710,000
6.88%, 2015[2]	1,000,000	677,500
Pinnacle Entertainment, Inc.
7.50%, 2015[2]	1,950,000	1,725,749
Station Casinos, Inc.
6.00%, 2012[2,5]	1,575,000	464,625
Turning Stone Resort Casino Enterprise
9.13%, 2014[2,3,4]	100,000	95,500

		9,565,124

Health Care — 6.7%
Apria Healthcare Group, Inc.
12.38%, 2014[2,3,4]	500,000	533,750
11.25%, 2014[2,3,4]	900,000	967,500
Coventry Health Care, Inc.
6.13%, 2015[2]	425,000	409,821
HCA, Inc.
6.50%, 2016[2]	2,775,000	2,462,812
7.88%, 2020[2,3,4]	250,000	250,938
Healthsouth Corporation
7.22%, 2014[2,8]	1,000,000	980,000
Hologic, Inc.
2.00%, 2037[2,7]	2,550,000	2,084,624
InvaCare Corporation
9.75%, 2015[2,4]	100,000	106,000
Psychiatric Solutions, Inc.
7.75%, 2015[2,3,4]	1,500,000	1,410,000
US Oncology, Inc.
10.75%, 2014[2]	325,000	339,625
9.13%, 2017[2,3,4]	500,000	526,250

		10,071,320

Independent Energy — 0.7%
Copano Energy LLC
8.13%, 2016[2]	100,000	97,500
MarkWest Energy Partners, LP
8.50%, 2016[2]	100,000	99,000
8.75%, 2018[2]	100,000	99,500
Penn Virginia Corporation
10.38%, 2016[2]	250,000	270,000
PetroHawk Energy Corporation
7.88%, 2015[2,3,4]	250,000	246,250
Range Resources Corporation
7.38%, 2013[2]	175,000	176,313
Southwestern Energy Company
7.50%, 2018[2,4]	100,000	101,000

		1,089,563

Industrial — Other — 0.3%
Anixter International, Inc.
5.95%, 2015[2]	250,000	220,938
Belden, Inc.
7.00%, 2017[2]	200,000	190,250

		411,188

Schedule of Investments	Security Income Fund
September 30, 2009	High Yield Series

	Principal
	Amount	Value
CORPORATE BOND — 84.2% (continued)
Insurance — Life — 0.9%
Torchmark Corporation
9.25%, 2019[2]	$1,200,000	$1,349,113

Insurance — Property & Casualty — 1.3%
Fairfax Financial Holdings, Ltd.
7.75%, 2012[2]	1,855,000	1,848,044
Nationwide Mutual Insurance Company
8.25%, 2031[2,3,4]	150,000	143,389

		1,991,433

Media — Cable — 0.1%
CSC Holdings, Inc.
6.75%, 2012[2]	175,000	180,250

Media — Non Cable — 5.0%
Block Communications, Inc.
8.25%, 2015[2,3,4]	525,000	498,750
CMP Susquehanna Corporation
9.88%, 2014[2]	800,000	16,000
GeoEye, Inc.
9.63%, 2015[2,3]	1,350,000	1,366,875
Idearc, Inc.
8.00%, 2016[2,5]	350,000	15,750
Intelsat, Ltd.
7.63%, 2012[2]	1,525,000	1,479,250
Interpublic Group of Companies, Inc.
10.00%, 2017[2,3,4]	500,000	540,000
Morris Publishing Group LLC
7.00%, 2013[2,4]	900,000	207,000
Reader’s Digest Association, Inc.
9.00%, 2017[2,5]	100,000	1,500
RH Donnelley Corporation
8.88%, 2016[2,5]	350,000	20,125
8.88%, 2017[2,5]	1,900,000	109,250
Satelites Mexicanos S.A. de CV
9.03%, 2011[2,8]	1,878,505	1,559,159
Sinclair Broadcast Group, Inc.
3.00%, 2027[2]	1,000,000	915,000
Univision Communications, Inc.
9.75%, 2015[2,3,4]	1,105,125	850,946

		7,579,605

Metals & Mining — 3.0%
Asia Aluminum Holdings, Ltd.
8.00%, 2011[2,3,4,5]	1,200,000	192,000
FMG Finance Pty, Ltd.
10.63%, 2016[2,3,4]	2,495,000	2,763,213
Griffin Coal Mining Company Pty, Ltd.
9.50%, 2016[2,3,4]	1,600,000	1,120,000
Noble Group, Ltd.
6.63%, 2015[2,3,4]	450,000	459,000

		4,534,213

Natural Gas Pipelines — 1.6%
Regency Energy Partners, LP

8.38%, 2013[2]	2,470,000	2,494,700

Oil Field Services — 1.5%
Key Energy Services, Inc.
8.38%, 2014[2]	2,250,000	2,137,500

	Principal
	Amount	Value
CORPORATE BOND — 84.2% (continued)
Oil Field Services — 1.5% (continued)
Stallion Oilfield Services
9.75%, 2015[2,3,4,5]	$300,000	$138,000

		2,275,500

Packaging — 0.9%
Ball Corporation
6.88%, 2012[2]	350,000	352,625
Rock-Tenn Company
9.25%, 2016[2]	100,000	107,000
Solo Cup Company
8.50%, 2014[2]	1,000,000	955,000

		1,414,625

Paper — 1.4%
Nielsen Finance LLC
0.00%, 2016[2,7]	1,000,000	787,500
Sino-Forest Corporation
10.25%, 2014[2,3,4]	1,225,000	1,292,375

		2,079,875

Pharmaceuticals — 1.6%
Catalent Pharma Solutions, Inc.
9.50%, 2015[2]	2,750,000	2,392,500

Refining — 2.6%
Frontier Oil Corporation
6.63%, 2011[2]	200,000	200,000
Tesoro Corporation
6.50%, 2017[2]	1,600,000	1,448,000
9.75%, 2019[2]	800,000	832,000
United Refining Company
10.50%, 2012[2]	650,000	559,000
Western Refining, Inc.
11.25%, 2017[2,3,4]	1,000,000	945,000

		3,984,000

REIT’s — 6.1%
American Real Estate Partners, LP
8.13%, 2012[2]	1,300,000	1,288,625
7.13%, 2013[2]	1,350,000	1,299,374
Forest City Enterprises, Inc.
7.63%, 2015[2]	800,000	648,000
6.50%, 2017[2]	1,000,000	640,000
HCP, Inc.
6.70%, 2018[2]	1,350,000	1,298,880
Hospitality Properties Trust
6.70%, 2018[2]	2,850,000	2,529,206
HRPT Properties Trust
0.90%, 2011[2,8]	875,000	827,447
Rouse Company, LP
8.00%, 2009[2,5]	775,000	680,063

		9,211,595

Restaurants — 0.8%
Dave & Buster’s, Inc.
11.25%, 2014[2]	1,200,000	1,203,000

Retailers — 4.1%
Duane Reade, Inc.
9.75%, 2011[2]	1,200,000	1,195,500
General Nutrition Centers, Inc.
5.18%, 2014[2,8]	1,250,000	1,106,250
Neiman Marcus Group, Inc.
10.38%, 2015[2]	2,250,000	1,923,750

Schedule of Investments	Security Income Fund
September 30, 2009	High Yield Series

	Principal
	Amount	Value
CORPORATE BOND — 84.2% (continued)
Retailers — 4.1% (continued)
Saks, Inc.
9.88%, 2011[2]	$950,000	$950,000
Toys R Us Property Company I LLC
10.75%, 2017[2,3,4]	1,000,000	1,075,000

		6,250,500

Services — 3.9%
KAR Holdings, Inc.
8.75%, 2014[2]	2,700,000	2,673,000
Travelport LLC
9.88%, 2014[2]	850,000	822,375
West Corporation
9.50%, 2014[2]	700,000	686,000
11.00%, 2016[2]	1,750,000	1,736,875

		5,918,250

Technology — 3.7%
Amkor Technology, Inc.
9.25%, 2016[2]	2,475,000	2,549,250
L-3 Communications Corporation
6.38%, 2015[2]	250,000	252,500
NXP BV
3.26%, 2013[2,8]	325,000	234,813
Seagate Technology HDD Holdings
6.80%, 2016[2]	700,000	642,250
Sungard Data Systems, Inc.
10.63%, 2015[2,3,4]	400,000	424,000
Viasystems, Inc.
10.50%, 2011[2]	1,500,000	1,479,375

		5,582,188

Telecommunications — Wireless — 3.5%
iPCS, Inc.
3.73%, 2014[2,8]	1,569,914	1,200,985
MetroPCS Wireless, Inc.
9.25%, 2014[2]	325,000	332,313
SBA Telecommunications, Inc.
8.00%, 2016[2,3,4]	750,000	766,875
Sprint Capital Corporation
6.90%, 2019[2]	3,350,000	2,998,249

		5,298,422

Telecommunications — Wirelines — 0.1%
Qwest Corporation
7.88%, 2011[2]	100,000	103,125

Textile — 1.0%
Invista
9.25%, 2012[2,3,4]	500,000	500,000
Phillips-Van Heusen Corporation
8.13%, 2013[2]	950,000	966,625

		1,466,625

Transportation Services — 0.8%
American Railcar Industries, Inc.
7.50%, 2014[2]	250,000	232,500
Kansas City Southern de Mexico S.A. de CV
7.63%, 2013[2]	250,000	242,500
St. Acquisition Corporation
12.50%, 2017[2,3,4]	650,000	487,500
Stena AB
7.50%, 2013[2]	250,000	231,875

	Principal
	Amount	Value
CORPORATE BOND — 84.2% (continued)
Transportation Services — 0.8% (continued)
US Shipping Partners, LP
13.00%, 2014[5,6,9]	$375,000	$56,250

		1,250,625

TOTAL CORPORATE BOND (cost $125,508,282)		$127,480,863

	Principal
	Amount	Value
SENIOR FLOATING RATE INTERESTS — 4.4%
Automotive — 0.2%
Delphi, Term Loan C
9.75%, 2009[2,8,10]	504,000	284,256

		284,256

Broadcast Radio & Television — 0.9%
Univision Communications, Inc., Initial Term Loan
2.53%, 2014[2,8,10]	1,000,000	843,958
Young Broadcasting, Inc., Term Loan
0.00%, 2012[2,8,10]	965,000	506,625

		1,350,583

Brokerages, Security Dealers & Investment Houses — 0.2%
Gartmore Investment Management, Term Loan B-2
2.01%, 2014[2,8,10]	449,216	327,928

Building & Development — 0.2%
South Edge, LLC, Term Loan C
0.00%, 2009[2,8,10]	1,000,000	295,000

Business Equipment & Services — 1.5%
First Data Corporation, Initial B1
3.04%, 2014[2,10]	24,661	21,229
3.03%, 2014[2,8,10]	46,204	39,774
3.00%, 2014[2,8,10]	811,136	698,253
Open Solutions, Inc., Term Loan — 1st Lien (Jan 07)
2.63%, 2014[2,8,10]	519,817	424,084
VNU, Term Loan
2.25%, 2013[2,8,10]	641,474	598,843
West Corporation, Term Loan B-2
2.62%, 2013[2,8,10]	491,184	462,764

		2,244,947

Electronic & Electric — 0.3%
Sabre Holdings Corporation, Term Loan
2.50%, 2014[2,8,10]	195,688	172,276
2.74%, 2014[2,8,10]	290,216	255,493

		427,769

Leisure — 0.1%
Metro-Goldwyn-Mayer Holdings II, Inc., Term Loan B (Apr 05)
5.50%, 2012[2,8,10]	390,909	219,984

Publishing — 0.4%
GateHouse Media, Inc., DD Term Loan B (Feb 07)
2.25%, 2014[2,8,10]	135,870	42,346

Schedule of Investments	Security Income Fund
September 30, 2009	High Yield Series

	Principal
	Amount	Value
SENIOR FLOATING RATE INTERESTS — 4.4% (continued)
Publishing — 0.4% (continued)
GateHouse Media, Inc., Initial Term Loan
2.25%, 2014[2,8,10]	$364,130	$113,487
Media News Group, Inc., Term Loan B
4.75%, 2010[2,10]	1,882	546
Media News Group, Inc., Term Loan B (Aug 04)
4.75%, 2010[2,8,10]	724,459	210,093
Tribune Company, Term Loan B
0.00%, 2014[2,8,10]	493,750	245,487

		611,959

Retailers — 0.6%
Michaels Stores, Inc., Term Loan B (May 07)
2.56%, 2013[2,8,10]	596,226	531,882
2.50%, 2013[2,8,10]	381,161	340,028

		871,910

TOTAL SENIOR FLOATING RATE INTERESTS (cost $9,981,335)		$6,634,336

	Principal
	Amount	Value
COMMERCIAL PAPER — 4.1%
Banking — 1.3%
JP Morgan Chase & Company
0.12%, 10/02/2009[2]	$2,000,000	$1,999,993

Consumer Products — 2.0%
Procter & Gamble International Funding
0.10%, 10/07/2009[2,4]	3,000,000	2,999,950

Electric — 0.8%
Florida Power & Light Company
0.13%, 10/06/2009[2]	1,230,000	1,229,978

TOTAL COMMERCIAL PAPER (cost $6,229,921)		$6,229,921

	Principal
	Amount	Value
REPURCHASE AGREEMENT — 4.4%
UMB Financial Corp, 0.05%, dated 9/30/09, matures 10/01/09; repurchase amount $6,668,009 (Collateralized by GNR, 3.50%, 1/20/37 with a value of $6,801,957) [2]	$6,668,000	$6,668,000

TOTAL REPURCHASE AGREEMENT (cost $6,668,000)		$6,668,000

Total Investments — 98.4%[11] (cost $151,046,742)		$148,995,846
Cash & Other Assets, Less Liabilities — 1.6%		2,385,377

Total Net Assets — 100.0%		$151,381,223

For federal income tax purposes the identified cost of investments owned at September 30, 2009 was $150,731,866.

*	Non-income producing security

[1]	Security is deemed illiquid. The total market value of illiquid securities is $4,270 (cost $723,510), or 0.0% of total net assets.

[2]	Value determined based on Level 2 inputs established by ASC 820.

[3]	Security was acquired through a private placement.

[4]	Security is a 144A or Section 4(2) security. The total market value of 144A or Section 4(2) securities is $27,544,998 (cost $28,407,600), or 18.2% of total net assets.

[5]	Security is in default of interest and/or principal obligations.

[6]	Value determined based on Level 3 inputs established by ASC 820.

[7]	Step Up/Down

[8]	Variable rate security. Rate indicated is rate effective at September 30, 2009.

[9]	Security was fair valued by the Valuation Committee at September 30, 2009. The total market value of fair valued securities amounts to $56,250, (cost $375,000) or 0.0% of total net assets.

[10]	Security is a senior floating rate interest. See Notes to Financial Statements for additional information.

[11]	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by ASC 820.

NOTES TO FINANCIAL STATEMENTS
1. Unrealized Appreciation/Depreciation on Investments
For federal income tax purposes, the amounts of unrealized appreciation (depreciation for each Series’ investements were as follows:

	Gross	Gross	Net unrealized
	unrealized	unrealized	appreciation
	appreciation	(depreciation)	(depreciation)
High Yield Series	$11,386,877	$(13,122,897)	$(1,736,020)
U.S. Intermediate Bond Series	2,683,111	(16,740,961)	(14,057,850)
2. Summary of Fair Value Exposure at Each Level
The Funds adopted FASB ASC 820, Fair Value Measurements and Disclosure (ASC 820) (formerly known as FASB 157) effective October 1, 2008. In accordance with ASC 820, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish betwenn (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determing the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:
Level 1	—	quoted prices in active markets for identical securities. The types of assets and liabilities carried at Level 1 fair value generally are government and agency securities, equities listed in active markets, certain futures and certain options.

Level 2	—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) The types of assets and liabilities carried at Level 2 fair value generally are municipal bonds, certain mortgage and asset-backed securities, certain corporate debt, commercial paper and repurchase agreements.

Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The types of assets and liabilities carried at Level 3 fair value generally are certain mortgage and asset backed securities, certain corporate debt and certain derivatives.
Observable inputs are those based on market data obtained from sources independent of the Fund, and unobservable inputs reflect the Funds’ own assumptions based on the best information available.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table provides the fair value measurements of applicable Fund assets by level within the fair value hierarchy as of September 30, 2009. These assets are measured on a recurring basis.

		LEVEL 1	LEVEL 2	LEVEL 3
			significant
		quoted prices in	other	significant
		active markets for	observable	unobservable
Description	Total	identical assets	inputs	inputs

Security Income Fund:
High Yield Series
ASSETS:
Common Stocks	$4,270	$4,270	$—	$—
Preferred Stock	176,050	176,050	—	—
Convertible Bonds	1,802,406	—	1,802,406	—
Corporate Bond	127,480,863	—	127,424,613	56,250
Senior Floating Rage Interests	6,634,336	—	6,634,336	—
Commercial Paper	6,229,921	—	6,229,921	—
Repurchase Agreement	6,668,000	—	6,668,000	—

Total	148,995,846	180,320	148,759,276	56,250

U.S. Intermediate Bond Series
ASSETS:
Convertible Bond	42,281	—	42,281	—
Corporate Bond	51,114,767	—	51,082,197	32,570
Preferred Stock	612,180	—	—	612,180
Mortgage Backed Securities	11,721,628	—	11,721,628	—
Asset Backed Securities	7,361,132	—	7,361,132	—
U.S. Government Sponsored Agency Bonds & Notes	24,822,172	—	24,822,172	—
U.S. Government Securities	36,273,122	4,783,010	31,490,112	—
Repurchase Agreement	8,087,000	—	8,087,000	—

Total	140,034,282	4,783,010	134,606,522	644,750

NOTES TO FINANCIAL STATEMENTS (continued)
3. Schedule of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
LEVEL 3 — Fair value measurement using significant unobservable inputs

Investments
High Yield Series
ASSETS:
Beginning Balance	$242,863
Total realized gains or losses included in earnings	—

Total unrealized gains or losses included in earnings	(454,213)

Purchases, sales, issuances, and settlements (net)	(20,386)
Transfers in and/or out of Level 3	287,986

Ending Balance	56,250

U.S. Intermediate Bond Series
ASSETS:
Beginning Balance	$60,137
Total realized gains or losses included in earnings	—

Total unrealized gains or losses included in earnings	(2,486,538)

Purchases, sales, issuances, and settlements (net)	—
Transfers in and/or out of Level 3	3,071,151

Ending Balance	644,750

4. Senior Loans
Senior loans in which the Series invests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating rate plus a premium. These base lending rates are generally (I) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States banks, or (iii) the bank’s certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at September 30, 2009.
5. Security Valuation
Valuations of the Fund’s securities are supplied by pricing services approved by the Board of Directors. The Fund’s officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. (“Nasdaq”) will be valued at the Nasdaq Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund’s investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund’s portfolio securities before the NAV has been calculated (a “significant event”), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund’s NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.
Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC’s Fair Value Information Service in valuing such securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or foreign dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.
Please refer to the Fund’s most recent semi-annual or annual financial statements for information regarding the Fund’s significant accounting policies.

Item 2. Controls and Procedures.
(a)	The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls, or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.
Item 3. Exhibits.
(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SECURITY INCOME FUND
By:	/s/ RICHARD M. GOLDMAN
Richard M. Goldman, President

Date: November 25, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ RICHARD M. GOLDMAN
Richard M. Goldman, President

Date: November 25, 2009

By:	/s/ BRENDA M. HARWOOD
Brenda M. Harwood, Treasurer

Date: November 25, 2009